18. Loans and financing (Details 4) - 12 months ended Dec. 31, 2019 - Gol Linhas Aereas S.A. ("GLA") [Member] R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)	USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount | R$	R$ 510,648
Cost | R$	R$ 10,449
USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			$ 125,469
Cost | $		$ 2,588
Loan with Guarantee of Engines On January 22, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	01/22/2019	01/22/2019
Principal amount | R$	R$ 43,129
Cost | R$	R$ 580
Interest rate (p.a.)	Libor 3m+0.75% p.a.	Libor 3m+0.75% p.a.
Loan with Guarantee of Engines On January 22, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			11,700
Cost | $		$ 154
Loan with Guarantee of Engines On April 24, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	04/24/2019	04/24/2019
Principal amount | R$	R$ 4,603
Cost | R$
Interest rate (p.a.)	Libor 1m+3.25% p.a.	Libor 1m+3.25% p.a.
Loan with Guarantee of Engines On April 24, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			1,161
Cost | $
Loan with Guarantee of Engines On June 13, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	06/13/2019	06/13/2019
Principal amount | R$	R$ 4,463
Cost | R$
Interest rate (p.a.)	Libor 1m+3.25% p.a.	Libor 1m+3.25% p.a.
Loan with Guarantee of Engines On June 13, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			1,161
Cost | $
Loan with Guarantee of Engines On September 30, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	09/30/2019	09/30/2019
Principal amount | R$	R$ 4,837
Cost | R$
Interest rate (p.a.)	Libor 1m+3.25% p.a.	Libor 1m+3.25% p.a.
Loan with Guarantee of Engines On September 30, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			1,161
Cost | $
Loan with Guarantee of Engines [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount | R$	R$ 57,032
Cost | R$	R$ 580
Loan with Guarantee of Engines [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $			$ 15,183
Cost | $		$ 154